Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of Operating Segments
	Futures
	and securities
	brokerage	CFD	TRS
	services	trading	trading	Other	Total
Six Months Ended June 30, 2023
Revenue	$1,593,687	$9,148,435	$1,873,275	$695,600	$13,310,997

Commissions and fees	948,492	-	575,743	842,567	2,366,802
Compensation and benefits	485,478	-	-	1,228,858	1,714,336
Occupancy	-	8,880	8,880	373,491	391,251
Communication and technology	239,932	172,569	172,569	1,134,854	1,719,924
General and administrative	119,780	24,883	24,883	432,234	601,780
Crypto currencies	-	-	-	-	-
Professional fees	14,430	49,176	49,176	1,120,884	1,233,666
Research and development	-	-	-	-	-
Service fees	-	217,308	343,557	558,716	1,119,581
Interest	-	-	1,210,091	388,387	1,598,478
Depreciation	155	400,000	400,000	74,703	874,858
Marketing	1,391	5,863	5,863	1,489,304	1,502,421
Payment service charge	-	(29,106)	48,291	-	19,185
Change in fair value of warrant liabilities	-	-	-	(453,761)	(453,761)
Impairment of fixed assets	-	-	-	-	-
Impairment of cryptocurrencies	-	-	-	-	-
Other operating expenses	(5,158)	-	-	(13,042)	(18,200)

	1,804,500	849,573	2,839,053	7,177,195	12,670,321

Income (loss) from operations	$(210,813)	$8,298,862	$(965,778)	$(6,481,595)	$640,676

Total segment assets	$5,784,066	$19,073,357	$54,167,567	$14,599,946	$93,624,936

	Futures
	and securities
	brokerage	CFD	TRS
	services	trading	trading	Other	Total
Six months ended June 30, 2022
Revenue	$1,979,384	$(6,911,887)	$(798,523)	$1,381,295	$(4,349,731)

Commissions and fees	1,444,452	7,863	452,634	211,072	2,116,021
Compensation and benefits	506,055	-	-	1,417,204	1,923,259
Occupancy	-	1,800	1,800	369,028	372,628
Communication and technology	220,442	170,108	170,108	369,860	930,518
General and administrative	53,308	32,569	32,569	563,414	681,860
Crypto currencies	-	-	-	-	-
Professional fees	383	68,732	68,732	2,844,723	2,982,570
Research and development	-	-	-	4,160,033	4,160,033
Service fees	-	248,240	582,899	239,748	1,070,887
Interest	-	-	885,289	136,484	1,021,773
Depreciation	394	400,000	400,000	397,728	1,198,122
Marketing	1,181	34,000	34,000	322,030	391,211
Payment service charge	-	(69,981)	67,620	-	(2,361)
Change in fair value of warrant liabilities	-	-	-	(759,375)	(759,375)
Impairment of fixed assets	-	-	-	1,691,079	1,691,079
Impairment of cryptocurrencies	-	-	-	293,619	293,619
Other operating expenses	(1,617)	-	-	(21,711)	(23,328)

	2,224,598	893,331	2,695,651	12,234,936	18,048,516

Income (loss) from operations	$(245,214)	$(7,805,218)	$(3,494,174)	$(10,853,641)	$(22,398,247)

Total segment assets	$4,883,736	$22,768,398	$57,414,627	$18,168,359	$103,235,120